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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       June 30, 2008
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GENERAL ATLANTIC LLC
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Address:     3 Pickwick Plaza
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             Greenwich, CT 06830
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Form 13F File Number:    028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas J. Murphy
         --------------------------------------
Title:       Chief Financial Officer
         --------------------------------------
Phone:       (203) 629-8600
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Thomas J. Murphy               Greenwich, CT           August 13, 2008
----------------------------    ------------------------     -----------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                                ------------------

Form 13F Information Table Entry Total:             15
                                                ------------------

Form 13F Information Table Value Total:             $3,958,413
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NONE







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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   --------------------   ----------  --------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT   OTHER            VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION  MANAGERS   SOLE        SHARED     NONE
----------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS         COM       253017107    186,679   22,600,310   SH           SOLE                22,600,310
----------------------------------------------------------------------------------------------------------------------------------
GENPACT               COM       G3922B107  1,593,944  106,832,699   SH          OTHER(1)                        106,832,699
----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC         COM       374393106     11,898    2,211,500   SH           SOLE                 2,211,500
----------------------------------------------------------------------------------------------------------------------------------
HEWITT                COM       42822Q100    374,656    9,774,477   SH           SOLE                 9,774,477
----------------------------------------------------------------------------------------------------------------------------------
IHS INC               COM       451734107    190,384    2,735,409   SH           SOLE                 2,735,409
----------------------------------------------------------------------------------------------------------------------------------
KRATOS DEFENSE &
SECURITY SO           COM       50077B108      3,455    1,762,871   SH           SOLE                 1,762,871
----------------------------------------------------------------------------------------------------------------------------------
MEDAVANT  (Formerly
ProxyMed, Inc.)       COM       744290305      1,217    3,381,802   SH           SOLE                 3,381,802
----------------------------------------------------------------------------------------------------------------------------------
MERCADOLIBRE          COM       58733R102    135,757    3,936,140   SH           SOLE                 3,936,140
----------------------------------------------------------------------------------------------------------------------------------
NET1 UEPS
TECHNOLOGIES INC      COM       64107N206    155,741    6,409,091   SH           SOLE                 6,409,091
----------------------------------------------------------------------------------------------------------------------------------
NYMEX                 COM       62948N104    528,769    6,259,100   SH           SOLE                 6,259,100
----------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT         COM       629491101    291,344    5,750,973   SH           SOLE                 5,750,973
----------------------------------------------------------------------------------------------------------------------------------
PATNI COMPUTER
SYSTEMS               ADR       703248203    101,213   10,080,933   SH           SOLE                10,080,933
----------------------------------------------------------------------------------------------------------------------------------
RISKMETRICS GROUP
INC                   COM       767735103    261,867   13,333,332   SH           SOLE                13,333,332
----------------------------------------------------------------------------------------------------------------------------------
VIMICRO CORPORATION   ADR       92718N109      4,263    1,500,934   SH           SOLE                 1,500,934
----------------------------------------------------------------------------------------------------------------------------------
WUXI                  ADR       929352102    117,226    5,774,676   SH           SOLE                 5,774,676
----------------------------------------------------------------------------------------------------------------------------------

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(1)  General Atlantic LLC ("General  Atlantic") hereby advises that it may be deemed to share investment  discretion for purposes of Rule 13f-1(b) of the  Securities  Exchange Act of 1934 with respect to Genpact Ltd.  common shares which are co-owned by an investment  group  affiliated  with General  Atlantic and another  investment  group through their shared ownership of Genpact Investment Co. (Lux) SICAR S.a.r.l.



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